Accrued Liabilities and Other Payables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Accrued Liabilities and Other Payables
Customer deposits on NetEase Pay accounts		¥ 1,369,672	¥ 1,554,789
Marketing expenses and promotion materials		2,102,970	1,434,596
Accrued fixed assets related payables		413,723	294,970
Server custody fees and telecommunication charges		260,280	232,395
Accrued revenue sharing		373,559	187,838
Other staff related cost		80,400	38,950
Content cost		299,837	406,890
Professional fees		246,425	65,404
Accrued freight and warehousing charge		455,561	257,877
Others		246,036	218,601
Total accrued liabilities and other payables	$ 850,624	¥ 5,848,463	¥ 4,692,310